INVESTMENTS (EQUITY METHOD INVESTMENTS) (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Investments in and Advances to Affiliates, at Fair Value [Roll Forward]
Balance at January 1,	$ 64	$ 63
Equity in income (loss) of AllianceBernstein	6	6	$ 5
Dividends received	(6)	(5)
Balance at December 31,	64	64	63
Equity Method Investment, Summarized Financial Information [Abstract]
Total Assets				$ 9,295	$ 8,740
Total Liabilities				4,630	4,279
Redeemable non-controlling interest				602	393
Total Partners’ Capital				4,063	4,068
Total Liabilities and Partners’ Capital				9,295	8,740
MLOA’s Equity investment in AB	64	63	63	$ 64	64
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Total Revenues	3,299	3,029	3,021
Total Expenses	2,525	2,306	2,390
Net Income (Loss)	721	695	587
Equity in income (loss) of AllianceBernstein	$ 6	$ 6	$ 5
AB Investment
Schedule of Equity Method Investments [Line Items]
Investments units in Alliance Bernstein (in shares)				2.6
Equity method investment, ownership percentage				0.95%
Equity method investments, fair value				$ 65	$ 61